INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
INCOME TAXES (Details)
Net operating loss carryforward	$ 2,380,000	$ 2,040,000
Ownership changes	50.00%